Interest Expense, Net - Summary of Interest Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 04, 2018	Jul. 29, 2017	Aug. 04, 2018	Jul. 29, 2017	Feb. 03, 2018	Jan. 28, 2017	Jan. 30, 2016
Other Income and Expenses [Abstract]
Interest on debt	$ 37,633	$ 40,441	$ 79,762	$ 79,312	$ 163,210	$ 122,193	$ 127,273
Interest on capital lease and financing obligations	1,041	1,053	2,085	2,108	4,205	4,244	5,003
Debt issuance costs amortization	916	1,048	1,930	2,095	4,060	7,693	7,408
Original issue discount amortization	878	1,015	1,979	2,030	4,403	9,398	9,440
Charges related to debt refinancing					21,061
Loss on debt extinguishment	19,159	353	19,159	22,463	(21,100)
Capitalized interest	(72)	(90)	(157)	(118)	(215)	(68)	(1,288)
Unrealized loss on interest rate caps						73	2,257
Other interest income						(182)
Interest expense, net	$ 59,555	$ 43,820	$ 104,758	$ 107,890	$ 196,724	$ 143,351	$ 150,093